Acquisition - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed (Details) - USD ($)	May 01, 2024	Mar. 28, 2023	Jan. 05, 2023
Smartconn Acquisition [Member]
Schedule of Fair Value of the Identifiable assets Acquired and Liabilities Assumed [Line Items]
Total consideration for acquisition			$ 12,813,305
Assets acquired and liabilities assumed:
Cash acquired			49,496
Property and equipment, net			305
Intangible assets, net			19,226,106
Current liabilities			(83,496)
Total net assets acquired			19,192,411
Previous held Equity Value			(7,962,586)
Equity Value with noncontrolling interest			(19,522,079)
Goodwill			$ 21,105,559
Boxinrui Acquisition [Member]
Schedule of Fair Value of the Identifiable assets Acquired and Liabilities Assumed [Line Items]
Total consideration for acquisition		$ 24,078,675
Assets acquired and liabilities assumed:
Cash acquired		10,258
Other current assets		1,034,968
Property and equipment, net		10,975
Intangible assets, net		17,984,093
Current liabilities		(211,718)
Total net assets acquired		18,828,576
Previous held Equity Value		(13,937,461)
Equity Value with noncontrolling interest		(4,424,591)
Goodwill		$ 23,612,151
Hongchuangxin Acquisition [Member]
Schedule of Fair Value of the Identifiable assets Acquired and Liabilities Assumed [Line Items]
Total consideration for acquisition	$ 13,854,016
Assets acquired and liabilities assumed:
Cash acquired	47,073
Accounts receivable	1,048,422
Loan receivable	40,052
Prepayments, deposits and other current assets	650,632
Intangible assets, net	8,134,797
Accounts payable	(1,401,816)
Deferred revenue	(378,979)
Other current liabilities	(3,212)
Deferred tax liabilities	(2,033,699)
Total net assets acquired	6,103,270
Goodwill	$ 7,750,746